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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Select Equity Fund
        Schedule of Investments  2/28/05 (unaudited)

Shares                                                         Value
        COMMON STOCKS - 108.2 %
        Energy - 7.6 %
        Integrated Oil & Gas - 2.8 %
 150    Amerada Hess Corp. *                                  $15,060
        Oil & Gas Exploration & Production - 4.8 %
 550    Devon Energy Corp.                                    $25,735
        Total Energy                                          $40,795
        Materials - 6.3 %
        Diversified Metals & Mining - 6.3 %
 800    Freeport-McMoRan Copper & Gold, Inc. (Class B)        $33,456
        Total Materials                                       $33,456
        Capital Goods - 7.0 %
        Industrial Conglomerates - 7.0 %
 670    Tyco International, Ltd.                              $22,432
 150    United Technologies Corp.                              14,982
                                                              $37,414
        Total Capital Goods                                   $37,414
        Media - 6.7 %
        Broadcasting & Cable Television - 6.7 %
 400    Comcast Corp. *                                       $12,744
2,300   Liberty Media Corp. *                                  23,322
                                                              $36,066
        Total Media                                           $36,066
        Retailing - 1.6 %
        Internet Retail - 1.6 %
 200    eBAY, Inc. *                                          $ 8,568
        Total Retailing                                       $ 8,568
        Pharmaceuticals & Biotechnology - 13.8 %
        Biotechnology - 4.6 %
 400    Amgen, Inc. *                                         $24,644
        Pharmaceuticals - 9.2 %
1,612   IVAX Corp. *                                          $25,776
 900    Pfizer, Inc.                                           23,661
                                                              $49,437
        Total Pharmaceuticals & Biotechnology                 $74,081
        Banks - 9.3 %
        Diversified Banks - 5.8 %
 325    Bank of America Corp.                                 $15,161
 300    Wachovia Corp.                                         15,903
                                                              $31,064
        Thrifts & Mortgage Finance - 3.5 %
 300    Freddie Mac                                           $18,600
        Total Banks                                           $49,664
        Diversified Financials - 15.6 %
        Consumer Finance - 2.8 %
 270    American Express Co.                                  $14,621
        Investment Banking & Brokerage - 8.1 %
 250    Goldman Sachs Group, Inc.                             $27,200
 275    Merrill Lynch & Co., Inc.                              16,110
                                                              $43,310
        Diversified Financial Services - 4.7 %
 530    Citigroup, Inc.                                       $25,292
        Total Diversified Financials                          $83,223
        Software & Services - 10.0 %
        Application Software - 10.0 %
 500    Microsoft Corp.                                       $12,590
 600    Symantec Corp. *                                       13,206
1,150   Veritas Software Corp. *                               27,853
                                                              $53,649
        Total Software & Services                             $53,649
        Technology Hardware & Equipment - 15.1 %
        Communications Equipment - 2.6 %
1,000   Avaya, Inc. *                                         $14,000
        Computer Hardware - 6.9 %
 450    Apple Computer, Inc. *                                $20,187
 800    Hewlett-Packard Co.                                    16,640
                                                              $36,827
        Computer Storage & Peripherals - 5.6 %
1,400   EMC Corp. *                                           $17,724
 450    Sandisk Corp. *                                        12,096
                                                              $29,820
        Total Technology Hardware & Equipment                 $80,647
        Semiconductors - 6.0 %
        Semiconductor Equipment - 1.6 %
 500    Applied Materials, Inc. *                             $ 8,750
        Semiconductors - 4.4 %
2,561   Taiwan Semiconductor Manufacturing Co. (A.D.R.)       $23,356
        Total Semiconductors                                  $32,106
        Telecommunication Services - 5.7 %
        Integrated Telecommunication Services - 1.3 %
 388    Fairpoint Communications, Inc. *                      $ 6,751
        Wireless Telecommunication Services - 4.4 %
 900    Vodafone Group Plc (A.D.R.)                           $23,671
        Total Telecommunication Services                      $30,422
        Utilities - 3.5 %
        Electric Utilities - 3.5 %
1,000   Allegheny Energy, Inc. *                              $18,930
        Total Utilities                                       $18,930
        TOTAL COMMON STOCKS                                   $579,021
        (Cost   $560,146)
        TOTAL INVESTMENT IN SECURITIES - 108.2%               $579,021
        (Cost   $560,146)
        OTHER ASSETS AND LIABILITIES - (8.2%)                 $(43,997)

        TOTAL NET ASSETS - 100.0%                             $535,024


(A.D.R.)American Depository Receipt

  *     Non-income producing security

 (a) At 02/28/05, the net unrealized gain on investments based on cost for federal income tax purposes of $561,055 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an excess
            of value over tax cost                            $29,557

        Aggregate gross unrealized loss for all investments in which there is an excess
             of tax cost over value                           $(11,591)

          Net unrealized gain                                 $17,966


        The accompanying notes are an integral part of these financial statements.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.